Securities (Securities by Contractual Maturity) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Securities [Abstract]
Available for Sale, Amortized Cost, Due in one year or less	$ 640
Available for Sale, Amortized Cost, Due after one year through five years	13,044
Available for Sale, Amortized Cost, Due after five years through ten years	8,437
Available for Sale, Amortized Cost, Due after ten years	51,207
Available-for-sale Securities, Debt Maturities, Single Maturity Date, Amortized Cost Basis, Total	73,328
Available for Sale, Amortized Cost, Mortgage-backed securities- government sponsored agencies	64,491
Available for Sale, Amortized Cost, Total	137,819
Available for Sale, Fair Value, Due in one year or less	647
Available for Sale, Fair Value, Due after one year through five years	13,003
Available for Sale, Fair Value, Due after five years through ten years	8,529
Available for Sale, Fair Value, Due after ten years	52,719
Available-for-sale Securities, Debt Maturities, Single Maturity Date, Total	74,898
Available for Sale, Fair Value, Mortgage-backed securities- government sponsored agencies	63,569
Available for Sale, Fair Value, Total	$ 138,467